Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of defined benefit plans [line items]
Net defined benefit plan expense recognized in net income	$ 5,665	$ 5,198	$ 4,982
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	223	214	185
Past service cost	0	(5)	(8)
Interest cost on defined benefit obligation	281	272	292
Interest income on plan assets	(294)	(279)	(319)
Interest cost on effect of asset ceiling	0	1	1
Plan administration costs	6	6	6
Gain on settlements	0	0	0
Special termination benefits	0	2	3
Net defined benefit plan expense recognized in net income	216	211	160
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	13	14	11
Past service cost	0	0	2
Interest cost on defined benefit obligation	25	25	28
Interest income on plan assets	0	0	0
Interest cost on effect of asset ceiling	0	0	0
Plan administration costs	0	0	0
Gain on settlements	0	0	0
Special termination benefits	0	0	0
Net defined benefit plan expense recognized in net income	$ 38	$ 39	$ 41